Trade receivebles - Movement table bad debt reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Overview of impairment changes to receivables [abstract]
Beginning of period	€ (1,873)	€ (990)	€ 511
Addition	(141)	(1,284)	(620)
Usage	131	182	12
Reversal	351	219	129
End of period	€ (1,532)	€ (1,873)	€ (990)